Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	22 Months Ended	60 Months Ended	94 Months Ended	95 Months Ended	114 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 24, 2017	Jan. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
C000241081 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AMG GW&K Municipal Enhanced SMA Shares
Account Value	$ 11,223.09	$ 11,223.09	$ 11,223.09	$ 11,223.09	$ 11,223.09	$ 11,223.09	$ 11,223.09	$ 11,365.49	$ 11,018.76	$ 10,914.2	$ 10,880.95	$ 9,858.02	$ 10,384.96	$ 10,269.1	$ 10,000
Average Annual Return, Percent	3.14%	6.48%
C000056573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 19,434.05	$ 19,434.05	$ 19,434.05	19,434.05	19,434.05	19,434.05	$ 19,434.05				17,573.64					$ 14,965.57	$ 17,675.11	$ 13,296.99	$ 12,873	$ 10,006.92	$ 12,354.64			$ 11,398.08	$ 9,395.38		$ 10,000
Average Annual Return, Percent	10.57%		8.59%				6.87%
C000180067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 17,164.52	17,164.52	$ 17,164.52	$ 17,164.52	17,164.52	17,164.52	$ 17,164.52				15,497.62					13,164.61	15,522.49	11,656.33	11,261.81	8,739.41	10,773.15	$ 10,000
Average Annual Return, Percent	10.77%		8.80%	7.13%
C000180068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 17,246.73	17,246.73	$ 17,246.73	$ 17,246.73	17,246.73	17,246.73	17,246.73				15,561.57					13,213.63	15,575.05	11,687.06	11,284.71	8,751.74	10,777.74	10,000
Average Annual Return, Percent	10.84%		8.86%	7.19%
C000122076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 14,002.11	14,002.11	$ 14,002.11	$ 14,002.11	14,002.11	14,002.11	$ 14,002.11				13,805.28					12,559.49	17,435.53	17,220.4	15,165.9	11,705.25	15,511.14			11,189.22	11,250.76		10,000
Average Annual Return, Percent	1.45%		(1.58%)				3.43%
C000180071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,937.07	11,937.07	$ 11,937.07	$ 11,937.07	11,937.07	11,937.07	$ 11,937.07				11,746.53					10,667.56	14,783.9	14,585.47	12,822.7	9,880.66	13,072.31	10,000
Average Annual Return, Percent	1.65%		(1.42%)	2.29%
C000122075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 14,342.95	14,342.95	$ 14,342.95	$ 14,342.95	14,342.95	14,342.95	$ 14,342.95				14,112.25					12,803.72	17,729.74	17,472.77	15,340.76	11,821.12	15,614.6			11,245.31	11,277.87		10,000
Average Annual Return, Percent	1.65%		(1.33%)				3.67%
C000027325 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 22,969.9	22,969.9	$ 22,969.9	22,969.9	22,969.9	22,969.9	$ 22,969.9				19,924.54					17,116.03	23,258.5	21,794.64	16,148.65	12,618.39	13,195.96			10,917.37	10,089.6		10,000
Average Annual Return, Percent	15.30%		7.30%				8.67%
C000180066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 20,414.34	20,414.34	$ 20,414.34	$ 20,414.34	20,414.34	20,414.34	$ 20,414.34				17,676.88					15,155.8	20,576.46	19,265.08	14,250.53	11,121.86	11,610.38	10,000
Average Annual Return, Percent	15.48%		7.45%	9.52%
C000027324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 23,444.02	23,444.02	$ 23,444.02	$ 23,444.02	23,444.02	23,444.02	$ 23,444.02				20,293.61					17,384.97	23,584.82	22,059.59	16,298.82	12,714.86	13,273.05			10,956.39	10,102.94		10,000
Average Annual Return, Percent	15.53%		7.54%				8.90%
C000069910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 22,430.04	22,430.04	$ 22,430.04	22,430.04	22,430.04	22,430.04	$ 22,430.04				19,747.88					18,282.78	21,917.35	18,112.88	15,385.43	11,774.91	13,704.02			11,389.77	9,698.19		10,000
Average Annual Return, Percent	13.57%		7.83%				8.41%
C000069911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 23,247.89	23,247.89	$ 23,247.89	23,247.89	23,247.89	23,247.89	$ 23,247.89				20,393.96					18,815.8	22,473.14	18,514.37	15,667.98	11,948.46	13,865.81			11,479.88	9,736.96		10,000
Average Annual Return, Percent	13.99%		8.21%				8.80%
C000180070 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 19,329.55	19,329.55	$ 19,329.55	$ 19,329.55	19,329.55	19,329.55	$ 19,329.55				16,947.7					15,629.05	18,660.46	15,360.96	12,994.54	9,909.63	11,487.11	10,000
Average Annual Return, Percent	14.04%		8.26%	8.76%
C000077269 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 11,710.26	11,710.26	$ 11,710.26	$ 11,710.26	11,710.26	11,710.26	$ 11,710.26				11,742.3					11,106.61	12,046.94	12,034.48	11,537.09	10,753.66	10,695.92			10,227.5	10,336.11		10,000
Average Annual Return, Percent	(0.29%)		0.30%				1.59%
C000077267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,126.14	12,126.14	$ 12,126.14	12,126.14	12,126.14	12,126.14	$ 12,126.14				12,122.49					11,432.29	12,353.31	12,301.1	11,748.4	10,921.14	10,827.48			10,321.38	10,393.84		10,000
Average Annual Return, Percent	0.04%		0.64%				1.95%
C000115981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 23,181.2	23,181.2	$ 23,181.2	23,181.2	23,181.2	23,181.2	$ 23,181.2				22,096.58					19,149.99	20,672.78	17,280.51	14,989.91	12,740.13	12,406.54			10,493.53	9,436.54		10,000
Average Annual Return, Percent	4.91%		9.11%				8.77%
C000027323 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 28,532.5	28,532.5	$ 28,532.5	28,532.5	28,532.5	28,532.5	$ 28,532.5				25,800.05					20,669.58	26,631.99	22,975.54	17,270.43	12,592.88	13,193.13			10,779.09	10,049.25		10,000
Average Annual Return, Percent	10.57%		10.56%				11.05%
C000180065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 25,158.23	25,158.23	$ 25,158.23	$ 25,158.23	25,158.23	25,158.23	$ 25,158.23				22,723.97					18,187.68	23,385.17	20,152.64	15,121.68	11,011.46	11,524.54	10,000
Average Annual Return, Percent	10.72%		10.72%	12.47%
C000027322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 29,098.19	29,098.19	$ 29,098.19	$ 29,098.19	29,098.19	29,098.19	$ 29,098.19				26,272.22					21,012.38	27,002.33	23,258.32	17,440.43	12,692.5	13,275.01			10,825.1	10,066.86		10,000
Average Annual Return, Percent	10.78%		10.78%				11.27%
C000176471 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 20,456.93	20,456.93	$ 20,456.93	20,456.93	$ 20,456.93	20,456.93	$ 20,456.93				21,124.66					18,163.21	20,026.93	17,730.05	14,985.13	12,343.38	12,081.02		$ 10,000
Average Annual Return, Percent	(3.14%)		6.43%		9.46%
C000176472 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 20,602	20,602	$ 20,602	20,602	$ 20,602	20,602	20,602				21,241.97					18,244.13	20,061.52	17,740.49	14,974.89	12,343.45	12,081.02		10,000
Average Annual Return, Percent	(3.01%)		6.60%		9.56%
C000115978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 22,881.95	22,881.95	$ 22,881.95	22,881.95	$ 22,881.95	22,881.95	$ 22,881.95				22,718.74					19,509.9	21,219.31	18,221.21	15,539.91	13,044.28	12,679.01			10,563.15	9,491.5		10,000
Average Annual Return, Percent	0.72%		8.05%				8.63%
C000115979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 23,308.38	23,308.38	$ 23,308.38	23,308.38	23,308.38	23,308.38	$ 23,308.38				23,101.41					19,800.97	21,487.9	18,425.84	15,679.11	13,142.64	12,746.54			10,600.44	9,510.79		10,000
Average Annual Return, Percent	0.88%		8.25%				8.83%
C000078885 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 12,695.5	12,695.5	$ 12,695.5	12,695.5	12,695.5	12,695.5	$ 12,695.5				12,429.04					11,244.5	13,744.06	13,268.2	12,522.71	11,290.05	11,352.73			10,367.39	10,357.28		10,000
Average Annual Return, Percent	2.15%		0.28%				2.42%
C000069909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,223.98	13,223.98	$ 13,223.98	13,223.98	13,223.98	13,223.98	$ 13,223.98				12,886.72					11,621.63	14,148.38	13,612.32	12,803.76	11,506.43	11,514.71			10,487.77	10,414.93		10,000
Average Annual Return, Percent	2.61%		0.65%				2.83%
C000180069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 12,477.8	12,477.8	$ 12,477.8	$ 12,477.8	12,477.8	12,477.8	$ 12,477.8				12,153.85					10,954.73	13,329.59	12,818.43	12,051.12	10,813.48	10,823.43	10,000
Average Annual Return, Percent	2.66%		0.70%	2.86%
C000077272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 32,996.92	32,996.92	$ 32,996.92	$ 32,996.92	32,996.92	32,996.92	$ 32,996.92				27,314.48					21,844.3	26,332.47	20,253.12	16,393.68	12,128.99	13,074.14			10,713.84	9,846.58		10,000
Average Annual Return, Percent	20.81%		15.02%				12.68%
C000077271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 33,895.59	33,895.59	$ 33,895.59	33,895.59	33,895.59	33,895.59	$ 33,895.59				27,987.52					22,306.6	26,833.72	20,593.79	16,621.4	12,274.38	13,197.97			10,777.46	9,876.85		10,000
Average Annual Return, Percent	21.12%		15.32%				12.98%
C000077270 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 34,251.05	34,251.05	$ 34,251.05	34,251.05	34,251.05	34,251.05	$ 34,251.05				28,260.69					22,511.23	27,068.15	20,736.11	16,735.86	12,343.91	13,255.82			10,821.51	9,893.84		10,000
Average Annual Return, Percent	21.18%		15.40%				13.10%
C000157696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 20,984.1	20,984.1	$ 20,984.1	$ 20,984.1	20,984.1	20,984.1	$ 20,984.1				18,969.43					16,565.17	20,238.92	16,109.63	13,086.56	10,016.92	10,917.18	10,000
Average Annual Return, Percent	10.62%		9.90%	9.90%
C000157694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 22,022.53	22,022.53	$ 22,022.53	$ 22,022.53	22,022.53	$ 22,022.53	22,022.53				19,871.46					17,316.39	21,119.85	16,773.59	13,603.04	10,395.52	11,318.28			9,804.95	8,940	$ 10,000
Average Annual Return, Percent	10.84%		10.12%			8.66%
C000180072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 21,385.51	21,385.51	$ 21,385.51	$ 21,385.51	21,385.51	$ 21,385.51	21,385.51				19,290.82					16,807.13	20,480.52	16,251.88	13,173.79	10,061.16	10,933.78	10,000
Average Annual Return, Percent	10.87%		10.18%	10.17%
C000142969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 19,061.6	19,061.6	$ 19,061.6	$ 19,061.6	19,061.6	$ 19,061.6	19,061.6				17,992.95					17,427.75	20,168.89	16,225.62	14,402.7	13,069.73	14,563.89			10,814.57	8,648.83	10,000
Average Annual Return, Percent	5.95%		5.77%			7.02%
C000142968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 19,053.43	19,053.43	$ 19,053.43	19,053.43	19,053.43	$ 19,053.43	$ 19,053.43				17,982.55					17,383.83	20,113.65	16,165.5	14,327.94	12,993.82	14,460.3			10,726.69	8,578.26		10,000
Average Annual Return, Percent	5.95%		5.87%				6.66%
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 12,494.21494	$ 12,494.21494	$ 12,494.21494	$ 12,494.21494	12,494.21494	12,494.21494	$ 12,494.21494	10,825.37097	10,539.48382	10,541.46591	12,363.95891	9,808.090715	10,211.42371	10,221.87697	10,000	11,620.10881	12,703.15105	12,513.29048	11,893.37196	11,059.96429	10,919.96457	10,000		10,355.74452	10,330.11657		10,000
Average Annual Return, Percent	1.05%	3.72%	0.99%	2.25%			2.25%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,256.95021	$ 34,256.95021	$ 34,256.95021	$ 34,256.95021	34,256.95021	$ 34,256.95021	$ 34,256.95021				27,398.83763					21,695.58345	26,493.84867	20,584.87461	17,386.05308	13,222.69863	13,829.01078	10,000		11,350.92605	10,138.38328	10,000	10,000
Average Annual Return, Percent	25.02%		14.53%	14.25%		13.68%	13.10%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,598.38798	16,598.38798	$ 16,598.38798	$ 16,598.38798	16,598.38798	$ 16,598.38798	$ 16,598.38798				15,987.1721					13,521.18684	15,805.32882	14,205.32241	13,175.55769	10,798.35191	12,525.67614	10,000		10,017.78835	9,918.583554		10,000
Average Annual Return, Percent	3.82%		4.73%	6.09%			5.20%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 23,654.75399	23,654.75399	$ 23,654.75399	$ 23,654.75399	$ 23,654.75399	23,654.75399	$ 23,654.75399				19,933.06868					16,102.32545	19,670.56616	16,147.60565	13,932.06102	10,912.55054	11,953.91547		$ 10,000
Average Annual Return, Percent	18.67%		11.17%		11.48%
MSCI ACWI All Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Account Value	$ 22,898.90146	22,898.90146	$ 22,898.90146	22,898.90146	$ 22,898.90146	$ 22,898.90146	$ 22,898.90146				19,692.46949					16,213.55388	19,879.55785	16,817.78247	14,459.34761	11,448.73071	12,744.96809			10,278.05188	9,481.688303	10,000	10,000
Average Annual Return, Percent	16.29%		9.63%			9.10%	8.98%
Bloomberg U S Municipal Bond BAA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond BAA Index
Account Value	$ 11,071.27727	$ 11,071.27727	$ 11,071.27727	$ 11,071.27727	11,071.27727	$ 11,071.27727	$ 11,071.27727	$ 11,219.37299	$ 10,902.12126	$ 10,769.71595	10,763.258	$ 9,857.119126	$ 10,321.03742	$ 10,247.28894	$ 10,000	12,354	13,980	13,333	12,752	11,599	11,376	10,000		10,461	10,425		10,000
Average Annual Return, Percent	2.87%	5.69%	1.66%	3.41%			3.31%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 19,931.9502199999	$ 19,931.9502199999	$ 19,931.9502199999	$ 19,931.9502199999	19,931.9502199999	19,931.9502199999	$ 19,931.9502199999				18,448.02652					16,091.22315	18,816.47707	14,669.38303	14,019.67078	11,454.53905	13,145.58664	10,000		12,190.13953	9,253.121542		10,000
Average Annual Return, Percent	8.05%		7.29%	6.27%			7.14%
MSCI EAFE Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index
Account Value	$ 17,121.82731	17,121.82731	$ 17,121.82731	$ 17,121.82731	17,121.82731	17,121.82731	$ 17,121.82731				16,816.32733					14,860.27748	18,903.86149	17,169.55658	15,283.07376	12,230.06813	14,894.7014	10,000		11,197.97183	10,958.80245		10,000
Average Annual Return, Percent	1.82%		2.30%	4.87%			5.52%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 21,768.54557	21,768.54557	$ 21,768.54557	$ 21,768.54557	21,768.54557	21,768.54557	$ 21,768.54557				18,906.42268					15,933.48135	21,636.25519	21,039.8159	15,627.6127	12,163.1327	13,411.47046	10,000		10,978.00559	9,861.834555		10,000
Average Annual Return, Percent	15.15%		6.86%	8.51%			8.09%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,224.16757	21,224.16757	$ 21,224.16757	$ 21,224.16757	21,224.16757	21,224.16757	$ 21,224.16757				19,027.76813					16,272.93693	20,452.75668	17,813.04203	14,849.05022	11,829.56485	13,293.72977	10,000		11,595.33394	9,558.590804		10,000
Average Annual Return, Percent	11.54%		7.40%	7.62%			7.82%
Bloomberg 10 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 10-Year Municipal Bond Index
Account Value	$ 12,583	12,583	$ 12,583	$ 12,583	12,583	12,583	$ 12,583				12,624					11,934	12,774	12,652	11,979	11,122	10,967			10,363	10,375		10,000
Average Annual Return, Percent	(0.33%)		0.99%				2.32%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 22,577.89552	22,577.89552	$ 22,577.89552	22,577.89552	22,577.89552	22,577.89552	$ 22,577.89552				19,743.14179					17,712.77866	19,156.78893	15,305.79183	14,889.53184	11,766.5354	12,826.98262			11,284.94661	9,617.268724		10,000
Average Annual Return, Percent	14.37%		8.68%				8.49%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 29,803.77723	29,803.77723	$ 29,803.77723	$ 29,803.77723	29,803.77723	29,803.77723	$ 29,803.77723				24,407.88003					19,391.82754	26,462.98861	23,475.03484	17,313.69826	12,780.49446	13,417.93055	10,000		10,711.38053	9,979.990984		10,000
Average Annual Return, Percent	22.10%		11.47%	12.99%			11.54%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 47,156.21659	47,156.21659	$ 47,156.21659	$ 47,156.21659	47,156.21659	47,156.21659	$ 47,156.21659				35,358.08996					24,781.71727	34,971.24675	27,407.675	19,789.93535	14,509.85201	14,732.86776			11,314.47824	10,566.72524		$ 10,000
Average Annual Return, Percent	33.36%		18.96%				16.78%
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Index
Account Value	$ 19,634.17928	$ 19,634.17928	$ 19,634.17928	$ 19,634.17928	$ 19,634.17928	$ 19,634.17928	$ 19,634.17928				$ 17,530.40159					$ 14,929.23898	$ 18,288.73896	$ 15,475.05011	$ 12,896.60041	$ 10,093.9136	$ 11,215.72439	$ 10,000		$ 10,893.87801	$ 9,264.371177	$ 10,000
Average Annual Return, Percent	12.00%		8.77%	8.98%		8.79%